Employee benefits (Details 10) ₨ in Millions	Mar. 31, 2026 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 506
Present Value of Defined Benefit Obligation, Decrease by 100 bps	552
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	548
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 509